DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS
Schedule of distribution of deposits

The distribution of deposits at December 31 is as follows (dollars in thousands):

	2012	2011

Noninterest bearing	$67,652	$51,273
NOW, money market, checking	155,465	152,563
Savings	13,829	14,203
CDs <$100,000	135,550	130,685
CDs >$100,000	24,355	23,229
Brokered	37,706	32,836

Total deposits	$434,557	$404,789

Schedule of maturities of non-brokered time deposits outstanding

Maturities of non-brokered time deposits outstanding at December 31, 2012 are as follows (dollars in thousands):

2013	$71,289
2014	43,892
2015	18,900
2016	23,827
2017	1,997
Thereafter	—

Total	$159,905